Subsequent events (Details) - Loan payable to Bank of China Lishui Branch [Member] - Tantech Charcoal [Member] ¥ in Millions	Jul. 09, 2020 CNY (¥) item	Jan. 06, 2020 CNY (¥) item	Feb. 26, 2019 CNY (¥) item	Jul. 09, 2020 USD ($)	Jan. 06, 2020 USD ($)	Feb. 26, 2019 USD ($)
Subsequent Event [Line Items]
Amount of borrowing		¥ 10.0	¥ 10.0		$ 1,415,000	$ 1,436,000
Debt Instrument, Term		6 months	1 year
Annual interest rate		4.00%	4.35%		4.00%	4.35%
Number of Guarantors		2	2
Subsequent Event [Member] | Notes Payable to Banks [Member]
Subsequent Event [Line Items]
Amount of borrowing	¥ 19.3			$ 2,700,000
Debt Instrument, Term	1 year
Annual interest rate	4.85%			4.85%
Number of Guarantors	3